Senior Secured Convertible Notes Payable (in default) (Details 2) - USD ($)	3 Months Ended	12 Months Ended
	Nov. 30, 2019	Aug. 31, 2019
Gross Balance, Beginning	$ 6,808,000	$ 10,000,000
Less Discount and Debt Issuance Costs:
Debt Issuance Costs	(264,000)	(344,000)
Deferred Financing Costs	(2,340,000)	(3,113,000)
Carrying Balance	4,204,000	3,351,000
Less Current Amount, debt issuance costs	(3,426,000)	(3,351,000)
Long Term Balance	778,000
June 2018 [Member]
Gross Balance, Beginning	1,466,000	10,000,000
Less Discount and Debt Issuance Costs:
Debt Issuance Costs		(27,000)
Deferred Financing Costs		(5,000)
Carrying Balance	1,466,000	(1,434,000)
Less Current Amount	(1,466,000)	(1,434,000)
Long Term Balance
December 2018 Notes [Member]
Less Discount and Debt Issuance Costs:
Long Term Balance	139,000
Less Current Amount	(728,000)	(867,000)
Gross Balance, Beginning	867,000
Less Discount and Debt Issuance Costs
Debt Issuance Costs
Deferred Financing Costs
Carrying Balance	867,000	867,000
March 2019 Notes [Member]
Less Discount and Debt Issuance Costs:
Long Term Balance	639,000
Less Current Amount	(1,232,000)	(1,050,000)
Less Discount and Debt Issuance Costs
Gross Balance, Beginning	4,475,000
Less Discount and Debt Issuance Costs:
Debt Issuance Costs	(264,000)	(317,000)
Deferred Financing Costs	(2,340,000)	(3,108,000)
Carrying Balance	$ 1,871,000	$ 1,050,000